Subsequent Events - Additional Information (Detail) - 50/50 Joint Venture With Enterprise Products Partners L.P [Member] - Ethylene Carrier [Member] - Subsequent Event [Member]	Jan. 31, 2018 T MT
Subsequent Event [Line Items]
Exporting capacity per year | MT	1
Production capacity per hour	1,000
Refrigerated [Member]
Subsequent Event [Line Items]
Storage capacity	30,000